Not FDIC Insured May Lose Value No Bank Guarantee
CAT-Q1PH
See Notes to Schedule of Investments.

Schedule of Investments
(unaudited)
Franklin California Intermediate-Term Tax-Free
Income Fund 2
Notes to Schedule of Investments 17

Franklin California Tax-Free Trust
Schedule of Investments (unaudited), September 30, 2024
Franklin California Intermediate-Term Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Senior Floating Rate Interests 0.1%
Residential REITs 0.1%
a ,b
Centennial Gardens LP, First Lien, CME Term Loan, B , 6.886% , ( 12-month SOFR +
1.55% ), 1/01/38 ................................................... $ 1,000,000 $ 1,002,358
Total Senior Floating Rate Interests (Cost $ 1,000,000 ) ...........................
1,002,358
Municipal Bonds 98.1%
California 97.1%
Align Affordable Housing Bond Fund LP ,
c
Breezewood 2019 LP , Revenue , 144A, 2020-3 TR , A , 2.625% , 8/01/25 .......... 14,300,000 14,111,234
Parkwood Apartments , 2021-1 , 2.25% , 8/01/31 ........................... 11,250,000 10,550,475
Beaumont Unified School District ,
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 300,000 323,405
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,295,000 1,372,083
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 660,000 693,668
Community Facilities District No. 2020-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 725,000 755,621
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 410,049
d
California Community Choice Financing Authority ,
Revenue , 2021 A , Mandatory Put , 4% , 12/01/27 ........................... 13,200,000 13,414,807
Revenue , 2021 B-1 , Mandatory Put , 4% , 8/01/31 .......................... 9,150,000 9,441,411
Revenue , 2021 B-2 , Mandatory Put , 3.6% , 8/01/31 ......................... 13,150,000 12,341,125
Revenue , 2022 A-1 , Mandatory Put , 4% , 8/01/28 .......................... 20,000,000 20,486,468
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 16,850,000 18,511,407
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/32 ............ 1,750,000 1,843,664
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/33 ............ 600,000 630,872
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/35 ............ 3,040,000 3,182,834
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/37 ............ 1,600,000 1,660,988
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5% , 5/01/38 ............ 1,320,000 1,362,726
c
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,415,000 3,194,600
California County Tobacco Securitization Agency ,
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 5% , 6/01/29 250,000 270,085
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 5% , 6/01/31 1,065,000 1,167,957
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/35 .................................................... 1,505,000 1,547,649
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/37 .................................................... 1,075,000 1,097,599
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/39 .................................................... 1,300,000 1,315,752
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
5% , 6/01/30 .................................................... 315,000 344,304
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
5% , 6/01/31 .................................................... 300,000 329,002
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
5% , 6/01/33 .................................................... 245,000 267,265
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/34 .................................................... 420,000 433,986
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 5% , 6/01/30 .. 425,000 464,537
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 5% , 6/01/31 .. 225,000 246,752
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 5% , 6/01/32 .. 250,000 273,498
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 5% , 6/01/33 .. 300,000 327,263
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/34 .. 365,000 377,155

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/32 ................ $ 275,000 $ 302,750
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/33 ................ 545,000 597,770
Art Center College of Design , Revenue , 2022 A , 5% , 12/01/36 ................ 595,000 643,850
Leland Stanford Junior University (The) , Revenue , U-6 , 5% , 5/01/45 ............ 1,135,000 1,424,107
Leland Stanford Junior University (The) , Revenue , V-1 , 5% , 5/01/49 ............ 9,915,000 12,524,877
Leland Stanford Junior University (The) , Revenue , V-2 , Refunding , 5% , 4/01/51 ... 9,500,000 12,044,132
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/29 ............. 1,020,000 1,073,288
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/32 ............. 1,235,000 1,290,370
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/33 ............. 1,000,000 1,043,145
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/34 ............. 1,750,000 1,822,335
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/35 ............. 1,500,000 1,560,705
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/36 ............. 2,000,000 2,077,887
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/37 ............. 2,000,000 2,075,223
Pomona College , Revenue , 2005 A , Zero Cpn., 7/01/30 ..................... 3,005,000 2,584,643
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/36 ...... 750,000 828,120
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/37 ...... 725,000 797,292
St. Mary's College of California , Revenue , 2023 A , Refunding , 5% , 10/01/38 ...... 1,025,000 1,119,391
St. Mary's College of California , Revenue , 2023 A , Refunding , 5.25% , 10/01/44 ... 4,450,000 4,812,267
University of San Francisco , Revenue , 2018 A , 5% , 10/01/37 ................. 1,365,000 1,462,065
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/26 .. 540,000 555,285
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/28 .. 615,000 649,807
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/30 .. 250,000 268,523
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/35 .. 450,000 474,914
California Health Facilities Financing Authority ,
Cedars-Sinai Medical Center Obligated Group , Revenue , 2015 , Refunding , 5% ,
11/15/30 ....................................................... 3,000,000 3,074,725
Cedars-Sinai Medical Center Obligated Group , Revenue , 2016 A , Refunding , 5% ,
8/15/31 ........................................................ 3,500,000 3,649,466
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/36 ........................................................ 2,045,000 2,124,079
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/37 ........................................................ 2,530,000 2,624,929
CommonSpirit Health Obligated Group , Revenue , 2024 A , 5% , 12/01/54 ......... 7,835,000 8,534,018
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/28 ....................... 2,100,000 2,227,680
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/29 ....................... 2,460,000 2,605,851
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/30 ....................... 1,250,000 1,321,349
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/31 ....................... 1,200,000 1,265,824
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 7,000,000 8,781,882
Marshall Medical Center , Revenue , 2015 , Refunding , California Mortgage Insured ,
5% , 11/01/33 ................................................... 1,000,000 1,001,415
California Housing Finance Agency ,
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 5,066,631 5,205,368
Lakeside Drive Senior Housing LP , Revenue , 2019 N , FNMA Insured , 2.35% ,
12/01/35 ....................................................... 9,120,793 7,928,591
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group , Revenue , 2020 A ,
5% , 11/01/30 ................................................... 7,260,000 8,391,635
Infrastructure State Revolving Fund (The) , Revenue , 2015 A , Pre-Refunded , 5% ,
10/01/32 ....................................................... 2,915,000 2,990,638
California Municipal Finance Authority ,
c,d
Revenue , 144A, 2009 A , Mandatory Put , 1.3% , 2/03/25 ..................... 1,800,000 1,787,713
Revenue , 2024 , Refunding , 4% , 12/01/43 ................................ 2,000,000 1,982,231
ACI Royal York, Inc. , Revenue , 2020 A , 3.125% , 2/15/33 .................... 620,000 577,089
Aldersly , Revenue , 2023 B-1 , Refunding , California Mortgage Insured , 4% , 11/15/28 595,000 595,912

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
California Home for the Aged, Inc. (The) , Revenue , 2018 , California Mortgage
Insured , 5% , 5/15/36 .............................................. $ 1,000,000 $ 1,062,661
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/32 ................. 120,000 122,929
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/33 ................. 120,000 122,511
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/34 ................. 155,000 157,630
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/35 ................. 160,000 162,228
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/36 ................. 185,000 186,805
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/37 ................. 170,000 171,102
Caritas Corp. CMFA Mobile Home Park Financing , Revenue , 2021 B , Refunding , 3% ,
8/15/31 ........................................................ 95,000 92,181
Caritas Corp. CMFA Mobile Home Park Financing , Revenue , 2021 B , Refunding , 4% ,
8/15/41 ........................................................ 590,000 581,443
Caritas Corp. CMFA Mobile Home Park Financing , Revenue , 2021 B , Refunding , 4% ,
8/15/56 ........................................................ 540,000 489,966
c
Century CityView LP , Revenue , 144A, 2021 A , 4% , 11/01/36 .................. 8,125,000 7,874,549
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/30 ........................ 3,635,000 3,996,243
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/32 ........................ 1,000,000 1,089,922
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/35 ........................ 1,430,000 1,548,090
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/36 ........................ 1,260,000 1,358,799
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/38 ........................ 1,500,000 1,609,483
Community Hospitals of Central California Obligated Group , Revenue , 2015 A , Pre-
Refunded , 5% , 2/01/26 ............................................ 2,010,000 2,023,330
Community Hospitals of Central California Obligated Group , Revenue , 2015 A , Pre-
Refunded , 5% , 2/01/28 ............................................ 1,500,000 1,509,948
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/25 ............................................ 2,000,000 2,006,586
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/26 ............................................ 2,010,000 2,049,472
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/29 ............................................ 6,270,000 6,528,002
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/30 ............................................ 4,680,000 4,859,604
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/32 ............................................ 3,300,000 3,417,045
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/33 ............................................ 7,440,000 7,700,163
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/34 ............................................ 5,000,000 5,171,883
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/36 ............................................ 2,295,000 2,368,222
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/37 ............................................ 2,000,000 2,061,064
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/26 .................... 250,000 251,819
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/27 .................... 350,000 356,978
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/28 .................... 250,000 256,924
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/29 .................... 350,000 361,780
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/30 .................... 400,000 414,807
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/31 .................... 350,000 362,404
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/32 .................... 250,000 257,380
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/33 .................... 300,000 307,608
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/34 .................... 300,000 307,068
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/35 .................... 400,000 408,482
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/26 .... 210,000 213,794
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/27 .... 110,000 113,291
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/28 .... 115,000 119,769
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 5% , 11/15/29 .... 240,000 252,368
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/30 .... 125,000 126,010

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/31 .... $ 265,000 $ 267,446
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/32 .... 280,000 282,896
Congregational Homes, Inc. Obligated Group , Revenue , 2022 B-1 , 2.75% , 11/15/27 410,000 410,066
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/26 ............. 1,085,000 1,108,451
c
IH Lakes Concord LLC , Revenue , 144A, 2022 A-1 , 4.375% , 12/01/32 ........... 15,000,000 14,771,549
c
IH Lakes Concord LLC , Revenue , 144A, 2022 A-2 , 6.75% , 12/01/32 ............ 930,000 886,159
Inland Christian Home, Inc. , Revenue , 2020 , California Mortgage Insured , 4% ,
12/01/30 ....................................................... 885,000 913,370
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/32 ... 6,625,000 6,705,747
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 5,800,000 5,171,817
Integrity Housing Obligated Group , Revenue , 2022 A-2 , 6.25% , 12/01/32 ........ 3,105,000 2,877,710
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 6/30/25 1,250,000 1,260,810
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/34 3,000,000 3,127,970
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/35 5,500,000 5,723,365
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/36 10,570,000 10,975,463
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/37 2,930,000 3,037,560
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/38 7,600,000 7,858,999
c
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5% , 7/01/35 3,960,000 4,144,222
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/25 .... 1,000,000 1,011,223
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/26 .... 900,000 917,630
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/27 .... 1,300,000 1,326,086
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/28 .... 1,400,000 1,425,039
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/29 .. 1,000,000 1,020,321
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/30 .... 1,350,000 1,367,942
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/31 .. 1,250,000 1,271,088
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/41 .. 4,620,000 4,642,395
Northern California Retired Officers Community , Revenue , 2016 , Refunding ,
California Mortgage Insured , 5% , 1/01/37 .............................. 1,310,000 1,374,245
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/27 ....................................................... 100,000 106,804
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/28 ....................................................... 250,000 272,147
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/29 ....................................................... 250,000 276,899
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/30 ....................................................... 210,000 235,371
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/31 ....................................................... 435,000 493,349
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5% ,
11/01/33 ....................................................... 1,200,000 1,360,157
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5.25% ,
11/01/34 ....................................................... 1,430,000 1,629,842
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5.25% ,
11/01/35 ....................................................... 1,200,000 1,362,747
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5.25% ,
11/01/36 ....................................................... 1,550,000 1,752,059
Pilgrim Place in Claremont , Revenue , 2016 A , Refunding , California Mortgage
Insured , 5% , 5/15/31 .............................................. 2,750,000 2,921,626
System Management Group , Revenue , 2019 A , 5% , 4/01/35 ................. 1,780,000 1,931,925
System Management Group , Revenue , 2019 A , 5% , 4/01/37 ................. 2,945,000 3,181,228
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/31 ............. 1,000,000 1,049,415
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/32 ............. 1,000,000 1,047,971
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/33 ............. 1,010,000 1,057,503
University of La Verne , Revenue , 2017 A , Refunding , 5% , 6/01/35 ............. 1,440,000 1,504,600
c
California Pollution Control Financing Authority ,
Poseidon Resources Channelside LP , Revenue , 144A, 2019 , Refunding , 5% , 7/01/29 4,350,000 4,591,558

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California Pollution Control Financing Authority, (continued)
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/26 ....... $ 2,680,000 $ 2,764,108
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/27 ....... 4,170,000 4,378,243
d
California Public Finance Authority , Henry Mayo Newhall Hospital Obligated Group ,
Revenue , 2021 B , Mandatory Put , 4% , 10/15/31 ........................... 690,000 681,245
c
California School Finance Authority ,
Aspire Public Schools Obligated Group , Revenue , 144A, 2022 A , 5% , 8/01/32 .... 640,000 673,475
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5% , 6/01/33 ............................................ 1,655,000 1,742,702
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 4% ,
10/01/27 ....................................................... 515,000 518,584
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/32 ....................................................... 1,455,000 1,550,336
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/26 . 300,000 308,114
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/27 . 320,000 334,685
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
8/01/32 ........................................................ 690,000 728,796
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding ,
5.375% , 8/01/42 ................................................. 1,500,000 1,621,039
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 7/01/25 105,000 105,718
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 7/01/26 110,000 112,372
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 7/01/28 100,000 106,526
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 7/01/29 100,000 107,890
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 7/01/30 100,000 108,716
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5% , 6/01/33 300,000 321,454
California State Public Works Board ,
State of California , Revenue , 2014 A , 5% , 9/01/26 ......................... 10,000,000 10,024,687
State of California , Revenue , 2021 A , Refunding , 5% , 2/01/31 ................ 2,175,000 2,490,019
California State University ,
Revenue , 2016 A , Refunding , 5% , 11/01/29 .............................. 16,000,000 16,669,776
Revenue , 2016 A , Refunding , 5% , 11/01/30 .............................. 5,000,000 5,193,813
California Statewide Communities Development Authority ,
Special Tax , 2023 A , 5% , 9/01/36 ...................................... 460,000 494,047
Special Tax , 2023 A , 5% , 9/01/43 ...................................... 215,000 229,141
Aldersly Obligated Group , Revenue , 2015 A , ETM, 4.5% , 5/15/25 .............. 215,000 217,134
Community Facilities District No. 2020-02 Improvement Area No. 2 , Special Tax ,
2022 , 5.125% , 9/01/42 ............................................ 500,000 537,600
Community Facilities District No. 2021-1 , Special Tax , 2023 , 4.75% , 9/01/38 ...... 500,000 533,866
Community Facilities District No. 2022-10 , Special Tax , 2023 , 5.25% , 9/01/43 ..... 650,000 705,636
Front Porch Communities & Services Obligated Group , Revenue , 2021 A , Refunding ,
5% , 4/01/32 .................................................... 1,470,000 1,601,500
Front Porch Communities & Services Obligated Group , Revenue , 2021 A , Refunding ,
5% , 4/01/33 .................................................... 1,520,000 1,652,382
Front Porch Communities & Services Obligated Group , Revenue , 2021 A , Refunding ,
5% , 4/01/34 .................................................... 1,565,000 1,699,022
Hebrew Home for Aged Disabled , Revenue , 2016 , California Mortgage Insured , 5% ,
11/01/36 ....................................................... 9,000,000 9,419,906
Henry Mayo Newhall Hospital Obligated Group , Revenue , 2014 , Pre-Refunded ,
AGMC Insured , 5% , 10/01/26 ....................................... 1,000,000 1,000,000
Henry Mayo Newhall Hospital Obligated Group , Revenue , 2014 , Pre-Refunded ,
AGMC Insured , 5% , 10/01/28 ....................................... 1,250,000 1,250,000

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Campbell Union School District , GO , 2015 , Refunding , 5% , 8/01/28 ..............
$ 3,235,000 $ 3,302,406
Carson Public Financing Authority , City of Carson Reassessment District No. 2001-1 ,
Revenue , 2019 , Refunding , 5% , 9/02/31 ................................. 1,000,000 1,100,970
Cerritos Community College District , GO , 2012 D , Zero Cpn., 8/01/36 ............
6,130,000 4,169,559
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5% , 9/01/30 ...................................... 1,280,000 1,404,751
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.5% , 9/01/31 .................................... 725,000 762,258
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.625% , 9/01/32 ................................... 755,000 802,962
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 4.75% , 9/01/34 ................................... 1,620,000 1,732,242
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/38 ........ 1,090,000 1,182,726
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.375% , 9/01/43 ..... 1,000,000 1,088,227
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.5% , 9/01/48 ....... 1,200,000 1,305,482
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5.625% , 9/01/53 ..... 375,000 408,149
City & County of San Francisco ,
GO , 2021 B-1 , 4% , 6/15/37 .......................................... 2,000,000 2,086,759
GO , 2021 C-1 , 4% , 6/15/36 .......................................... 1,140,000 1,196,107
c
District No. 2020-1 Development , Special Tax , 144A, 2023 A , 5.25% , 9/01/38 ..... 875,000 962,391
c
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5% , 9/01/33 ............. 955,000 1,015,224
c
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5.5% , 9/01/43 ........... 1,060,000 1,162,180
c
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5% , 9/01/33 . 525,000 558,239
c
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.25% , 9/01/38 880,000 967,890
c
District No. 2020-1 Shoreline Tax Zone 1 , Special Tax , 144A, 2023 C , 5.5% , 9/01/43 1,005,000 1,101,878
City of Chula Vista , Community Facilities District No. 16-1 Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................. 1,500,000 1,449,974
City of Clovis , Sewer , Revenue , 2013 , Refunding , BAM Insured , 5% , 8/01/28 .......
1,200,000 1,201,497
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5% , 9/01/37 .................................................... 955,000 1,034,103
Community Facilities District No. 2015-1 Improvement Area No. 5 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 785,000 847,350
City of Fontana ,
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/32 ........... 250,000 258,354
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/36 ........... 550,000 562,410
Community Facilities District No. 87 , Special Tax , 2021 , 4% , 9/01/41 ........... 400,000 401,435
City of Irvine , Reassessment District No. 15-2 , 1915 Act, Special Assessment ,
Refunding , 5% , 9/02/25 ............................................. 1,000,000 1,018,617
City of Lake Elsinore , Community Facilities District No. 2006-1 Improvement Area KK ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 400,000 384,999
City of Lincoln , Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% ,
9/01/37 ......................................................... 1,215,000 1,313,917
City of Long Beach ,
Harbor , Revenue , 2019 A , 5% , 5/15/38 .................................. 2,000,000 2,194,641
Marina System , Revenue , 2015 , 5% , 5/15/27 ............................. 1,285,000 1,295,806
Marina System , Revenue , 2015 , 5% , 5/15/32 ............................. 1,250,000 1,258,410
City of Los Angeles ,
Revenue , 2018 C , 5% , 5/15/35 ........................................ 5,800,000 6,039,857
Department of Airports , Revenue , 2017 A , 5% , 5/15/31 ...................... 2,815,000 2,928,291
Department of Airports , Revenue , 2018 B , Refunding , 5% , 5/15/32 ............. 3,325,000 3,506,168
Department of Airports , Revenue , 2019 D , 5% , 5/15/31 ..................... 2,685,000 2,858,235
Department of Airports , Revenue , 2019 D , 5% , 5/15/36 ..................... 2,500,000 2,632,697
Department of Airports , Revenue , 2019 F , 5% , 5/15/37 ...................... 5,715,000 6,047,145
Department of Airports , Revenue , 2019 F , 5% , 5/15/38 ...................... 4,500,000 4,749,577
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/32 ............. 3,205,000 3,614,566

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/33 ............. $ 3,000,000 $ 3,377,706
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/35 ............. 2,115,000 2,369,113
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/37 ............. 7,380,000 8,204,575
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/40 ............. 5,485,000 6,017,915
Department of Airports , Revenue , 2022 C , Refunding , 4% , 5/15/39 ............. 2,800,000 2,806,425
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/36 .......... 1,325,000 1,512,976
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/37 .......... 9,960,000 11,338,846
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/38 .......... 1,080,000 1,225,045
Department of Airports , Revenue, Senior Lien , 2022 G , 5.5% , 5/15/40 .......... 580,000 650,908
City of Menifee ,
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/43 ...... 240,000 255,789
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/48 ...... 325,000 342,026
Community Facilities District No. 2021-1 , Special Tax , 2023 A , 5% , 9/01/53 ...... 750,000 787,310
City of Newport Beach ,
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2% , 9/02/34 . 230,000 186,579
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2.125% ,
9/02/35 ........................................................ 235,000 189,234
Assessment District No. 113 , 1915 Act, Special Assessment , 2021 A , 2.125% ,
9/02/36 ........................................................ 240,000 188,865
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/25 . 150,000 152,043
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/26 . 220,000 226,269
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/27 . 250,000 259,301
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/28 . 250,000 260,286
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/29 . 275,000 287,251
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/30 . 225,000 235,002
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/31 . 260,000 271,132
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/32 . 280,000 292,124
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4% , 9/02/33 . 225,000 233,842
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 4.125% ,
9/02/38 ........................................................ 625,000 642,348
Assessment District No. 124 , 1915 Act, Special Assessment , 2023 A , 5% , 9/02/43 . 725,000 783,632
City of Ontario , Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/37 .
350,000 378,825
City of Palm Desert ,
Section 29 Assessment District No. 2004-02 , 1915 Act, Special Assessment , 2021 ,
Refunding , 4% , 9/02/26 ............................................ 385,000 389,536
Section 29 Assessment District No. 2004-02 , 1915 Act, Special Assessment , 2021 ,
Refunding , 4% , 9/02/31 ............................................ 700,000 712,597
Section 29 Assessment District No. 2004-02 , 1915 Act, Special Assessment , 2021 ,
Refunding , 4% , 9/02/37 ............................................ 1,030,000 1,029,641
City of Palo Alto ,
University Avenue Off-Street Parking Assessment District , 1915 Act, Special
Assessment , 2012 , Refunding , 5% , 9/02/28 ............................ 895,000 904,319
University Avenue Off-Street Parking Assessment District , 1915 Act, Special
Assessment , 2012 , Refunding , 5% , 9/02/29 ............................ 1,155,000 1,166,848
City of Pasadena , Water , Revenue , 2020 A , Refunding , 5% , 6/01/38 .............
1,480,000 1,658,828
City of Rancho Cordova , Arista Del Sol Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5% , 9/01/38 .................... 250,000 269,503
City of Rialto , Community Facilities District No. 2020-1 , Special Tax , 2023 , 5% , 9/01/38
1,445,000 1,562,298
City of Riverside ,
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/28 ......................... 3,870,000 3,948,970
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/29 ......................... 4,670,000 4,763,968
Water , Revenue , 2019 A , Refunding , 5% , 10/01/37 ......................... 7,295,000 7,928,536
City of Sacramento ,
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/26 .................................................... 615,000 624,955

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Sacramento, (continued)
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/28 .................................................... $ 1,220,000 $ 1,239,187
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/29 .................................................... 1,555,000 1,578,941
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/30 .................................................... 1,045,000 1,060,982
North Natomas Community Facilities District No. 4 , Special Tax , 2015 F , Refunding ,
5% , 9/01/31 .................................................... 1,800,000 1,824,551
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/34 .................... 1,485,000 1,596,544
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/35 .................... 2,000,000 2,146,538
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/37 .................... 2,250,000 2,405,023
City of Vernon , Electric System , Revenue , 2021 A , 5% , 10/01/26 ................
1,670,000 1,738,627
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,510,000 1,572,648
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 2,200,000 1,980,603
Compton Community Redevelopment Agency ,
Successor Agency , Tax Allocation , 2022 A , Refunding , AGMC Insured , 5% , 8/01/37 4,090,000 4,584,836
Successor Agency , Tax Allocation , 2022 A , Refunding , AGMC Insured , 5% , 8/01/42 3,115,000 3,426,821
Corona-Norco Unified School District , GO , 2011 E , 5.3% , 8/01/25 ...............
4,645,000 4,747,066
County of El Dorado ,
Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% , 9/01/38 ........ 500,000 543,372
Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 1,000,000 1,065,772
County of Sacramento ,
Airport System , Revenue , 2016 B , Refunding , 5% , 7/01/35 ................... 1,000,000 1,035,480
Airport System , Revenue , 2016 B , Refunding , 5% , 7/01/36 ................... 2,000,000 2,068,613
County of San Diego ,
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/37 ........................................................ 175,000 176,138
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/38 ........................................................ 375,000 375,569
Community Facilities District No. 2008-01 Area No. 1 , Special Tax , 2020 A , 4% ,
9/01/40 ........................................................ 115,000 113,502
Community Facilities District No. 2008-01 Area No. 2 , Special Tax , 2020 A , 4% ,
9/01/35 ........................................................ 50,000 50,282
c
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-1 , 3.35% ,
4/01/47 ........................................................ 9,900,000 8,437,485
Oceanaire Apartments , Revenue , 144A, 2021 A-1 , 3.2% , 9/01/46 .............. 7,500,000 6,068,632
Towne at Glendale Apartments , Revenue , 144A, 2022 B , 5% , 9/01/37 .......... 11,100,000 11,376,590
Del Mar Race Track Authority ,
Revenue , 2015 , Refunding , 5% , 10/01/28 ................................ 1,925,000 1,931,501
Revenue , 2015 , Refunding , 5% , 10/01/30 ................................ 1,125,000 1,128,247
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ...............
3,220,000 3,365,458
East Bay Municipal Utility District ,
Wastewater System , Revenue , 2014 A , Refunding , 5% , 6/01/26 ............... 3,650,000 3,815,423
Wastewater System , Revenue , 2014 A , Refunding , 5% , 6/01/27 ............... 1,500,000 1,614,499
Wastewater System , Revenue , 2014 A , Refunding , 5% , 6/01/29 ............... 1,000,000 1,129,485
Water System , Revenue , 2015 A , Refunding , 5% , 6/01/29 ................... 5,000,000 5,079,493

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Eastern Municipal Water District , Community Facilities District No. 2019-86 , Special
Tax , 2023 , 5% , 9/01/43 ............................................. $ 1,085,000 $ 1,156,363
El Dorado Irrigation District , Revenue , 2016 C , Pre-Refunded , 5% , 3/01/31 ........
2,500,000 2,594,375
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/30
1,130,000 1,152,245
Escondido Union High School District , GO , 2009 , AGMC Insured , Zero Cpn., 8/01/36
4,225,000 2,907,460
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 23,231,202 20,849,832
Foothill-De Anza Community College District , GO , 2015 , Refunding , 5% , 8/01/28 ....
2,500,000 2,554,599
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , 5.7% , 1/15/25 .............................. 2,500,000 2,517,544
Revenue , 2013 A , Refunding , 5.8% , 1/15/26 .............................. 3,760,000 3,911,518
Revenue , 2013 A , Refunding , 5.9% , 1/15/27 .............................. 6,395,000 6,860,232
Revenue , 2013 A , Refunding , AGMC Insured , 5.3% , 1/15/29 ................. 19,895,000 22,037,538
Revenue, Junior Lien , 2021 C , Refunding , 5% , 1/15/27 ..................... 350,000 365,332
Revenue, Junior Lien , 2021 C , Refunding , 5% , 1/15/28 ..................... 320,000 340,025
Revenue, Junior Lien , 2021 C , Refunding , 5% , 1/15/29 ..................... 360,000 388,797
Revenue, Junior Lien , 2021 C , Refunding , 5% , 1/15/30 ..................... 400,000 437,377
Revenue, Junior Lien , 2021 C , Refunding , 5% , 1/15/31 ..................... 470,000 517,866
Revenue, Junior Lien , 2021 C , Refunding , 4% , 1/15/32 ..................... 300,000 312,490
Revenue, Junior Lien , 2021 C , Refunding , 4% , 1/15/33 ..................... 445,000 462,428
Golden State Tobacco Securitization Corp. , Revenue , 2018 A-1 , Pre-Refunded , 5% ,
6/01/35 ......................................................... 9,000,000 9,836,324
Imperial Irrigation District ,
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/33 ................... 1,000,000 1,109,868
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/34 ................... 1,100,000 1,215,899
Electric System , Revenue , 2019 , Refunding , 5% , 11/01/37 ................... 3,885,000 4,256,735
Independent Cities Finance Authority ,
Augusta Communities LLC , Revenue , 2022 A , Refunding , 5.25% , 5/15/56 ....... 2,010,000 2,149,929
Millennium Housing LLC , Revenue , 2021 , Refunding , 3% , 5/15/41 ............. 1,395,000 1,231,476
Millennium Housing LLC , Revenue , 2022 , Refunding , 3.7% , 9/15/32 ............ 835,000 851,160
San Juan Mobile Estates , Revenue , 2015 , Refunding , 5% , 8/15/30 ............. 1,575,000 1,605,219
Irvine Unified School District ,
Special Tax , 2020 A , 4% , 9/01/27 ...................................... 1,735,000 1,775,925
Special Tax , 2020 A , 4% , 9/01/28 ...................................... 1,130,000 1,163,773
Special Tax , 2020 A , 5% , 9/01/30 ...................................... 1,900,000 2,091,636
Special Tax , 2020 A , 5% , 9/01/31 ...................................... 1,830,000 1,991,613
Special Tax , 2020 A , 5% , 9/01/32 ...................................... 750,000 811,638
Special Tax , 2020 A , 4% , 9/01/33 ...................................... 2,095,000 2,142,258
Special Tax , 2020 A , 4% , 9/01/35 ...................................... 1,450,000 1,478,138
Special Tax , 2020 A , 4% , 9/01/36 ...................................... 2,625,000 2,663,219
Special Tax , 2020 A , 4% , 9/01/37 ...................................... 2,695,000 2,727,101
Special Tax , 2020 A , 4% , 9/01/39 ...................................... 2,890,000 2,882,112
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/29 ........ 185,000 203,407
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/30 ........ 210,000 230,376
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/31 ........ 175,000 191,202
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/32 ........ 185,000 201,688
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/33 ........ 195,000 212,298
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/34 ........ 225,000 244,557
Community Facilities District No. 09-1 , Special Tax , 2019 A , 5% , 9/01/36 ........ 265,000 286,496
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/37 ........ 280,000 284,961
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/38 ........ 270,000 273,178
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/39 ........ 315,000 317,170
Community Facilities District No. 09-1 , Special Tax , 2019 A , 4% , 9/01/40 ........ 350,000 351,355
Jurupa Public Financing Authority ,
Special Tax , 2015 A , Refunding , 5% , 9/01/26 ............................. 1,855,000 1,898,583
Special Tax , 2015 A , Refunding , 5% , 9/01/27 ............................. 1,000,000 1,023,046
Special Tax , 2015 A , Refunding , 5% , 9/01/28 ............................. 1,025,000 1,048,832

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Jurupa Public Financing Authority, (continued)
Special Tax , 2015 A , Refunding , 5% , 9/01/29 ............................. $ 1,155,000 $ 1,181,256
Special Tax , 2015 A , Refunding , 5% , 9/01/30 ............................. 1,510,000 1,543,041
Special Tax , 2015 A , Refunding , 5% , 9/01/31 ............................. 1,190,000 1,215,448
Special Tax , 2015 A , Refunding , 5% , 9/01/32 ............................. 2,505,000 2,557,179
Special Tax , 2015 A , Refunding , 5% , 9/01/33 ............................. 2,635,000 2,689,131
Special Tax , 2020 A , Refunding , BAM Insured , 4% , 9/01/32 .................. 700,000 739,708
Jurupa Unified School District , GO , 2019 C , 5.25% , 8/01/43 ...................
14,675,000 15,875,160
Lake Elsinore Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/30 .
4,970,000 5,039,255
Lake Elsinore Unified School District , Community Facilities District No. 2007-2 , Special
Tax , 2021 , 4% , 9/01/45 ............................................. 760,000 754,965
Lammersville Joint Unified School District , Community Facilities District No. 2002 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,644,671
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien , 2013 B , Refunding , 5% , 9/01/27 .................... 1,375,000 1,377,008
Special Tax, Junior Lien , 2013 B , Refunding , 5.25% , 9/01/29 ................. 800,000 801,318
Los Angeles County Metropolitan Transportation Authority ,
Sales Tax , Revenue , 2017 A , 5% , 7/01/39 ............................... 7,520,000 7,948,240
Sales Tax , Revenue , 2021 A , 4% , 6/01/35 ............................... 1,485,000 1,615,345
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/38 ...................... 1,910,000 2,178,701
Los Angeles Department of Water ,
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/40 ................... 7,000,000 7,784,026
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/41 ................... 3,535,000 3,903,763
Los Angeles Department of Water & Power ,
Power System , Revenue , 2016 B , 5% , 7/01/30 ............................ 3,000,000 3,091,571
Power System , Revenue , 2016 B , 5% , 7/01/31 ............................ 6,700,000 6,893,697
Power System , Revenue , 2017 B , Refunding , 5% , 7/01/34 ................... 23,350,000 24,402,142
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/39 ................... 2,860,000 3,192,829
Power System , Revenue , 2024 C , Refunding , 5% , 7/01/44 ................... 2,300,000 2,620,092
Power System , Revenue , 2024 C , Refunding , 5% , 7/01/45 ................... 3,350,000 3,795,766
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/37 ................... 10,450,000 10,716,145
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/34 ................... 2,500,000 2,706,044
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/38 ................... 4,500,000 4,849,478
Water System , Revenue , 2020 C , Refunding , 5% , 7/01/33 ................... 1,410,000 1,602,650
Los Angeles Unified School District ,
GO , 2016 A , Refunding , 5% , 7/01/29 ................................... 5,000,000 5,087,779
GO , 2016 B , Refunding , 5% , 7/01/30 ................................... 30,000,000 31,283,700
GO , 2020 RYQ , 4% , 7/01/38 ......................................... 5,000,000 5,208,994
GO , 2024 A , Refunding , 5% , 7/01/26 ................................... 13,000,000 13,613,632
Menifee Union School District ,
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/36 .................................................... 500,000 511,014
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/41 .................................................... 800,000 803,758
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/36 .................................................... 445,000 453,804
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/46 .................................................... 875,000 854,374
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5% , 9/01/37 .................................................... 1,100,000 1,191,114
Menifee Union School District Public Financing Authority ,
Special Tax , 2016 A , Refunding , 5% , 9/01/25 ............................. 1,200,000 1,223,547
Special Tax , 2017 A , 5% , 9/01/25 ...................................... 1,405,000 1,434,753
Special Tax , 2017 A , 5% , 9/01/28 ...................................... 1,250,000 1,307,439
Special Tax , 2017 A , 5% , 9/01/30 ...................................... 1,550,000 1,618,576

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Metropolitan Water District of Southern California , Revenue , 2020 C , Refunding , 5% ,
7/01/38 ......................................................... $ 12,500,000 $ 14,083,207
Moreno Valley Unified School District ,
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/31 ........ 120,000 122,393
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/32 ........ 130,000 132,247
Community Facilities District No. 2016-1 , Special Tax , 2020 , 4% , 9/01/33 ........ 140,000 142,187
Community Facilities District No. 2016-1 , Special Tax , 2020 , 2.625% , 9/01/38 ..... 200,000 166,582
Mount San Antonio Community College District , GO , 2013 A , 5.875% , 8/01/28 ......
6,000,000 6,663,991
Orange County Community Facilities District ,
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5% , 8/15/38 ...... 1,360,000 1,488,211
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.25% , 8/15/43 .... 1,350,000 1,471,793
Orange Unified School District , GO , 2022 , 5% , 8/01/41 .......................
2,130,000 2,420,771
Oro Grande Elementary School District ,
COP , 2020 , Refunding , 4% , 9/15/29 .................................... 2,595,000 2,630,032
COP , 2020 , Refunding , 4% , 9/15/30 .................................... 2,700,000 2,720,025
COP , 2020 , Refunding , 4% , 9/15/31 .................................... 2,805,000 2,811,853
COP , 2020 , Refunding , 4% , 9/15/32 .................................... 1,600,000 1,600,415
Port of Oakland ,
Revenue , 2017 D , 5% , 11/01/28 ....................................... 2,195,000 2,322,392
Revenue , 2017 D , Pre-Refunded , 5% , 11/01/28 ........................... 55,000 59,250
Poway Unified School District ,
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 5% ,
9/01/32 ........................................................ 100,000 111,732
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/34 ........................................................ 500,000 524,678
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/36 ........................................................ 715,000 745,475
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/40 ........................................................ 965,000 993,577
Poway Unified School District Public Financing Authority ,
Special Tax , 2017 A , Refunding , 5% , 9/01/27 ............................. 1,375,000 1,446,738
Special Tax , 2017 A , Refunding , 5% , 9/01/30 ............................. 2,225,000 2,334,529
River Islands Public Financing Authority , Lathrop Irrigation District Electric , Revenue ,
2020 , AGMC Insured , 4% , 9/01/40 ..................................... 1,665,000 1,704,181
Riverside County Transportation Commission ,
Sales Tax , Revenue , 2017 B , Refunding , 4% , 6/01/36 ....................... 9,750,000 10,017,838
Sales Tax , Revenue , 2017 B , Refunding , 5% , 6/01/39 ....................... 5,000,000 5,318,414
Riverside Unified School District , Community Facilities District No. 33 , Special Tax ,
2021 , 4% , 9/01/45 ................................................. 375,000 358,720
c
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 5,000,000 5,040,900
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/27 ..................................... 1,035,000 1,085,014
Romoland School District ,
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/27 1,000,000 1,015,412
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/28 1,960,000 1,989,047
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/29 2,130,000 2,161,248
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/30 2,310,000 2,341,562
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/31 2,495,000 2,527,677
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/32 2,690,000 2,725,722
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/38 .................................................... 250,000 273,086
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 440,000 472,679
Community Facilities District No. 91-1 , Special Tax , 2017 , Refunding , 5% , 9/01/36 . 1,130,000 1,175,843
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2021 ,
4% , 9/01/41 .................................................... 430,000 431,284

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Root Creek Water District, (continued)
Community Facilities District No. 2016-1 Improvement Area No. 1 , Special Tax , 2021 ,
4% , 9/01/46 .................................................... $ 1,300,000 $ 1,262,071
Sacramento Municipal Utility District ,
Revenue , 2019 G , 5% , 8/15/38 ....................................... 2,695,000 2,957,802
Revenue , 2023 K , 5% , 8/15/39 ........................................ 1,000,000 1,167,956
San Diego County Regional Airport Authority ,
Revenue , 2019 A , Refunding , 5% , 7/01/35 ............................... 7,500,000 8,269,736
Revenue , 2019 A , Refunding , 5% , 7/01/39 ............................... 6,500,000 7,081,981
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,291,839
Revenue , 2021 B , 5% , 7/01/30 ........................................ 2,260,000 2,494,309
Revenue, Senior Lien , 2023 B , 5.25% , 7/01/38 ............................ 2,500,000 2,836,723
Revenue, Senior Lien , 2023 B , 5% , 7/01/39 .............................. 5,000,000 5,515,518
Revenue, Senior Lien , 2023 B , 5% , 7/01/40 .............................. 7,000,000 7,678,885
San Diego Unified School District , GO , 2019 L , 4% , 7/01/38 ...................
605,000 624,055
San Francisco Bay Area Rapid Transit District ,
GO , 2013 C , 5% , 8/01/27 ............................................ 2,640,000 2,657,856
GO , 2013 C , 5% , 8/01/28 ............................................ 3,500,000 3,523,644
GO , 2020 C-1 , 4% , 8/01/33 .......................................... 2,250,000 2,387,328
Sales Tax , Revenue , 2015 A , Refunding , 5% , 7/01/28 ....................... 2,510,000 2,556,562
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/36 ............................... 4,000,000 4,239,950
Revenue, Second Series , 2019 E , 5% , 5/01/35 ............................ 2,000,000 2,125,566
Revenue, Second Series , 2019 E , 5% , 5/01/37 ............................ 1,000,000 1,057,743
Revenue, Second Series , 2019 H , Refunding , 5% , 5/01/30 ................... 2,895,000 3,142,021
SFO Fuel Co. LLC , Revenue , 2019 A , Refunding , 5% , 1/01/35 ................ 1,000,000 1,059,230
SFO Fuel Co. LLC , Revenue , 2019 A , Refunding , 5% , 1/01/36 ................ 1,000,000 1,056,897
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2018
A , 4% , 10/01/43 ................................................... 9,220,000 9,288,584
San Francisco City & County Redevelopment Agency Successor Agency ,
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/30 ...................................... 1,080,000 1,081,303
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/34 ...................................... 1,110,000 1,111,066
San Jacinto Unified School District , Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5.25% , 9/01/48 ................. 350,000 376,429
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,257,244
San Joaquin Hills Transportation Corridor Agency , Revenue , 1997 A , Refunding , NATL
Insured , Zero Cpn., 1/15/26 .......................................... 19,000,000 18,271,379
San Juan Unified School District , GO , 2020 , 4% , 8/01/34 ......................
2,765,000 2,881,891
San Mateo County Community College District , GO , 2005 A , NATL Insured , Zero Cpn.,
9/01/30 ......................................................... 5,000,000 4,279,299
San Mateo County Transit District ,
Sales Tax , Revenue , 2015 A , Refunding , 5% , 6/01/28 ....................... 3,000,000 3,047,045
Sales Tax , Revenue , 2015 A , Refunding , 5% , 6/01/29 ....................... 4,300,000 4,365,496
San Rafael City Elementary School District , GO , 2022 B , 4% , 8/01/54 ............
10,000,000 9,999,365
San Ysidro School District ,
COP , 2015 , Refunding , BAM Insured , 5% , 9/01/29 ......................... 1,100,000 1,128,235
COP , 2015 , Refunding , BAM Insured , 5% , 9/01/31 ......................... 1,000,000 1,023,142
COP , 2015 , Refunding , BAM Insured , 5% , 9/01/33 ......................... 1,050,000 1,072,835
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/29 ................................. 4,475,000 4,580,394
Sierra View Local Health Care District ,
Revenue , 2020 , Refunding , 4% , 7/01/26 ................................. 100,000 101,309
Revenue , 2020 , Refunding , 5% , 7/01/28 ................................. 660,000 703,068
Revenue , 2020 , Refunding , 5% , 7/01/30 ................................. 520,000 562,494

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Sonoma Community Development Agency Successor Agency ,
Tax Allocation , 2015 , Refunding , NATL Insured , 5% , 6/01/29 .................. $ 1,000,000 $ 1,044,919
Tax Allocation , 2015 , Refunding , NATL Insured , 5% , 6/01/33 .................. 1,200,000 1,247,920
State of California ,
GO , Refunding , 5% , 4/01/29 ......................................... 3,190,000 3,554,614
GO , Refunding , 5% , 9/01/29 ......................................... 1,000,000 1,046,709
GO , Refunding , 5% , 11/01/29 ......................................... 5,000,000 5,636,668
GO , 5% , 4/01/30 .................................................. 3,725,000 4,133,406
GO , Refunding , 5% , 11/01/30 ......................................... 15,540,000 17,781,611
GO , 5.75% , 10/01/31 ............................................... 25,000,000 27,629,370
GO , Refunding , 5% , 10/01/32 ......................................... 5,780,000 6,410,515
GO , 2017 , 5% , 11/01/28 ............................................. 7,230,000 7,777,762
State of California Department of Water Resources ,
Revenue , AS , ETM, 5% , 12/01/24 ..................................... 35,000 35,108
Revenue , AS , Pre-Refunded , 5% , 12/01/25 .............................. 5,000 5,015
Revenue , AS , Pre-Refunded , 5% , 12/01/26 .............................. 45,000 45,139
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/38 .... 1,300,000 1,319,124
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 A , 1 ,
Refunding , 5% , 6/01/36 ............................................ 1,600,000 1,729,328
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 A , 1 ,
Refunding , 5% , 6/01/38 ............................................ 1,500,000 1,611,143
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.25% , 9/01/38 ................................... 600,000 653,476
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.625% , 9/01/43 ................................... 1,350,000 1,468,189
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/30 ........................... 500,000 539,866
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/32 ........................... 500,000 535,013
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/33 ........................... 1,735,000 1,854,716
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/34 ........................... 1,050,000 1,117,158
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1 , Special Tax , 2015 A , Refunding ,
5% , 9/01/30 .................................................... 1,000,000 1,018,477
City of Tustin Community Facilities District No. 06-1 , Special Tax , 2015 A , Refunding ,
5% , 9/01/32 .................................................... 1,565,000 1,592,030
University of California ,
Revenue , 2016 K , 5% , 5/15/37 ........................................ 1,000,000 1,033,399
Revenue , 2024 BS , Refunding , 5% , 5/15/44 .............................. 2,000,000 2,286,151
Val Verde Unified School District ,
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 555,000 588,036
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 625,000 656,883
Community Facilities District No. 2018-2 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/54 .................................................... 1,000,000 1,040,826
Washington Township Health Care District ,
Revenue , 2020 A , Refunding , 5% , 7/01/25 ............................... 215,000 217,009
Revenue , 2020 A , Refunding , 5% , 7/01/27 ............................... 400,000 417,385
Revenue , 2020 A , Refunding , 5% , 7/01/28 ............................... 400,000 422,618
Revenue , 2020 A , Refunding , 5% , 7/01/29 ............................... 350,000 373,637

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Washington Township Health Care District, (continued)
Revenue , 2020 A , Refunding , 5% , 7/01/30 ............................... $ 325,000 $ 349,625
Revenue , 2020 A , Refunding , 5% , 7/01/31 ............................... 350,000 373,158
Revenue , 2020 A , Refunding , 3% , 7/01/32 ............................... 800,000 741,853
Revenue , 2020 A , Refunding , 4% , 7/01/33 ............................... 275,000 276,839
Revenue , 2020 A , Refunding , 3% , 7/01/34 ............................... 870,000 786,210
Revenue , 2020 A , Refunding , 4% , 7/01/35 ............................... 300,000 298,602
Revenue , 2020 A , Refunding , 3% , 7/01/36 ............................... 1,400,000 1,229,757
Revenue , 2020 A , Refunding , 3% , 7/01/37 ............................... 725,000 628,222
Revenue , 2020 A , Refunding , 3% , 7/01/38 ............................... 750,000 639,531
Revenue , 2023 A , 5% , 7/01/40 ........................................ 400,000 411,912
Revenue , 2023 A , 5% , 7/01/41 ........................................ 375,000 384,055
Revenue , 2023 A , 5% , 7/01/42 ........................................ 325,000 331,284
Revenue , 2023 A , 5% , 7/01/43 ........................................ 275,000 279,245
West Basin Municipal Water District ,
Revenue , 2016 A , Refunding , 5% , 8/01/32 ............................... 1,975,000 2,031,063
Revenue , 2016 A , Refunding , 5% , 8/01/33 ............................... 2,630,000 2,702,408
Revenue , 2021 A , Refunding , 5% , 8/01/34 ............................... 1,635,000 1,889,587
1,336,398,582
Florida 0.7%
c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 12,000,000 9,561,763
U.S. Territories 0.3%
Puerto Rico 0.3%
HTA TRRB Custodial Trust , Revenue , 2007 N , 5.25% , 7/01/36 ..................
1,807,301 1,815,259
e
Puerto Rico Electric Power Authority , Revenue , WW , 5.375% , 7/01/23 ............ 5,000,000 2,100,000
3,915,259
Total U.S. Territories .................................................................... 3,915,259
Total Municipal Bonds (Cost $ 1,337,080,201 ) ...................................
1,349,875,604
Shares
Escrows and Litigation Trusts 0.0%
†
a ,f
Puerto Rico Electric Power Authority, Escrow Account ........................ 254,001 203,200
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
203,200
Total Long Term Investments (Cost $ 1,338,080,201 ) .............................
1,351,081,162
a
a a a a

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 19 .
Short Term Investments 0.8%
a a
Principal
Amount
a
Value
Municipal Bonds 0.8%
California 0.8%
g
Anaheim Housing & Public Improvements Authority , City of Anaheim Water System ,
Revenue, Second Lien , 2024 A , LOC Bank of America NA , Daily VRDN and Put ,
2.75% , 10/01/54 ................................................... $ 400,000 $ 400,000
g
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 2.5% ,
9/01/38 ......................................................... 2,300,000 2,300,000
g
California Statewide Communities Development Authority , Rady Children's Hospital
Obligated Group , Revenue , 2008 A , Refunding , LOC US Bank NA , Daily VRDN and
Put , 2.5% , 8/15/47 ................................................. 2,000,000 2,000,000
g
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 3% , 7/01/46 .................................. 4,000,000 4,000,000
g
University of California , Revenue , 2013 AL-3 , Refunding , Daily VRDN and Put , 2.65% ,
5/15/48 ......................................................... 2,000,000 2,000,000
10,700,000
Total Municipal Bonds (Cost $ 10,700,000 ) ......................................
10,700,000
Total Short Term Investments (Cost $ 10,700,000 ) ................................
10,700,000
a
Total Investments (Cost $ 1,348,780,201 ) 99.0% ..................................
$1,361,781,162
Other Assets, less Liabilities 1.0% .............................................
13,427,623
Net Assets 100.0% ...........................................................
$1,375,208,785
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $115,078,117, representing 8.4% of net assets.
d
The maturity date shown represents the mandatory put date.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Non-income producing.
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin California Intermediate-Term Tax-Free Income Fund
(Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Securities Purchased on a Forward Commitment Basis
The Fund may purchase securities on a forward commitment basis, with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the

Franklin California Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
securities, it may sell the securities before the settlement date. These types of securities may be considered unfunded and the
Fund may be obligated to perform on such agreements at a future date. At September 30, 2024, unfunded commitments were as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Borrower
Unfunded
Commitment
Franklin California Intermediate-Term Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 562,159
B-2, 7.125%, 7/01/59 2,730,152
$3,292,311
Level 1 Level 2 Level 3 Total
Franklin California Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests ............... $ — $ — $ 1,002,358 $ 1,002,358
Municipal Bonds ......................... — 1,349,875,604 — 1,349,875,604
Escrows and Litigation Trusts ............... — — 203,200 203,200
Short Term Investments ................... — 10,700,000 — 10,700,000
Total Investments in Securities ........... $— $1,360,575,604 $1,205,558 $1,361,781,162
Other Financial Instruments:
Unfunded Commitments .................. $— $— $134,219 $134,219
Total Other Financial Instruments ......... $— $— $134,219 $134,219
3. Securities Purchased on a Forward Commitment Basis
(continued)

Franklin California Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.